Cover Page - shares	12 Months Ended
	Dec. 31, 2021	Apr. 25, 2022
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	true
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Registrant Name	Satellogic Inc.
Entity Central Index Key	0001874315
Entity File Number	001-41247
Entity Address, Address Line One	Ruta 8 Km 17,500, Edificio 300
Entity Address, Address Line Two	Oficina 324 Zonamérica
Entity Address, City or Town	Montevideo
Entity Address, Country	UY
Entity Address, Postal Zip Code	91600
Entity Incorporation, State or Country Code	D8
Document Accounting Standard	International Financial Reporting Standards
Entity Common Stock, Shares Outstanding		27,297,969
Auditor Name	Pistrelli, Henry Martin y Asociados S.R.L.
Auditor Firm ID	1449
Auditor Location	Buenos Aires, Argentina
ICFR Auditor Attestation Flag	false
Amendment Description	This Amendment No. 1 (this “Amendment”) to the Annual Report on Form 20-F (the “Original Form 20-F”) of Satellogic Inc. for the year ended December 31, 2021, which was filed with the U.S. Securities and Exchange Commission on May 2, 2022, is being filed solely for the purpose of adding Exhibit 101 and to furnish the Interactive Data File (as defined in Rule 11 of Regulation S-T) as Exhibit 101 in accordance with Rule 405 of Regulation S-T. Exhibit 101, which contains interactive data files in eXtensible Business Reporting Language (“XBRL”), was previously omitted from the Original Form 20-F in accordance with the 30-day grace period for initial interactive data submission under Rule 405 of Regulation S-T. Except as described above, this Amendment does not, and does not purport to, amend, modify, update or restate any information set forth in the Original Form 20-F or reflect any events that occurred subsequent to the filing of the Original Form 20-F on May 2, 2022. Pursuant to Rule 406T of Regulation S-T, these interactive data files are deemed furnished and not filed or part of a registration statement or prospectus for purposes of Sections 11 or 12 of the Securities Act of 1933, as amended, and are deemed not filed for purposes of Section 18 of the Securities and Exchange Act of 1934, as amended, and are otherwise not subject to liability under those sections.
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Rick Dunn
Entity Address, Address Line One	210 Delburg Street
Entity Address, City or Town	Davidson
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28036
City Area Code	704
Local Phone Number	894-4482
Class A Ordinary Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding		77,031,002
Title of 12(b) Security	Class A Ordinary Shares
Trading Symbol	SATL
Security Exchange Name	NASDAQ
Warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	SATLW
Security Exchange Name	NASDAQ